Dividends on ordinary shares	6 Months Ended
Jun. 30, 2022
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares
Note 20: Dividends on ordinary shares
An interim dividend for 2022 of 0.80 pence per ordinary share (half-year to 30 June 2021: 0.67 pence per ordinary share) will be paid on 12 September 2022. The total amount of this dividend is £550 million, before the impact of any further cancellations of shares under the Group’s buyback programme (half-year to 30 June 2021: £473 million).
On 19 May 2022, a final dividend in respect of 2021 of 1.33 pence per share, totalling £930 million, following cancellations of shares under the Group's buyback programme up to the record date, was paid to shareholders.
Shareholders who have already joined the dividend reinvestment plan will automatically receive shares instead of the cash dividend. Key dates for the payment of the recommended dividend are:

Shares quoted ex-dividend	4 August 2022

Record date	5 August 2022

Final date for joining or leaving the dividend reinvestment plan	19 August 2022

Dividend paid	12 September 2022